UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam U.S. Research Fund
Class A [PNRAX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund)  for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam U.S. Research Fund	PAGE 1	38965-STSA-0326

Putnam U.S. Research Fund
Class C [PRACX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund)  for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam U.S. Research Fund	PAGE 1	38965-STSC-0326

Putnam U.S. Research Fund
Class R [PRSRX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund)  for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition1  (% of Total Investments)
1	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam U.S. Research Fund	PAGE 1	38965-STSR-0326

Putnam U.S. Research Fund
Class R6 [PLJMX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund)  for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam U.S. Research Fund	PAGE 1	38965-STSR6-0326

Putnam U.S. Research Fund
Class Y [PURYX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam U.S. Research Fund (Previously known as Putnam Research Fund)  for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$26	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$675,933,478
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam U.S. Research Fund	PAGE 1	38965-STSY-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
U.S. Research Fund
(formerly, Putnam Research Fund)
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 18
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $56.85 $53.18 $42.40 $40.54 $46.80 $35.33
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.20 0.20 0.19 0.15 0.12
Net realized and unrealized gains (losses) 6.27 7.46 10.71 4.97 (2.87) 12.16
Total from investment operations ........ 6.36 7.66 10.91 5.16 (2.72) 12.28
Less distributions from:
Net investment income .............. (0.28) (0.25) (0.13) (0.41) (—)
c
(0.25)
Net realized gains ................. (6.14) (3.74) — (2.89) (3.54) (0.56)
Total distributions ................... (6.42) (3.99) (0.13) (3.30) (3.54) (0.81)
Net asset value, end of period .......... $56.79 $56.85 $53.18 $42.40 $40.54 $46.80
Total return
d
....................... 11.31% 14.71% 25.79% 14.24% (6.55)% 35.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.98% 1.01% 1.04% 1.02%
f
1.03%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.86% 0.96% 1.01% 1.04% 1.02%
f
1.03%
Net investment income ............... 0.31% 0.38% 0.43% 0.49% 0.33% 0.29%
Supplemental data
Net assets, end of period (000’s) ........ $512,127 $477,797 $448,513 $379,121 $341,880 $388,700
Portfolio turnover rate ................ 20% 65% 35% 35% 46% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes one-time proxy cost of 0.01%
g
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $49.19 $46.60 $37.33 $36.06 $42.30 $32.04
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.11) (0.17) (0.13) (0.09) (0.16) (0.17)
Net realized and unrealized gains (losses) 5.40 6.50 9.40 4.38 (2.54) 11.00
Total from investment operations ........ 5.29 6.33 9.27 4.29 (2.70) 10.83
Less distributions from:
Net investment income .............. — — — (0.13) — (0.01)
Net realized gains ................. (6.14) (3.74) — (2.89) (3.54) (0.56)
Total distributions ................... (6.14) (3.74) — (3.02) (3.54) (0.57)
Net asset value, end of period .......... $48.34 $49.19 $46.60 $37.33 $36.06 $42.30
Total return
c
....................... 10.88% 13.87% 24.83% 13.39% (7.24)% 34.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.68% 1.73% 1.76% 1.79% 1.77%
e
1.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.61% 1.71% 1.76% 1.79% 1.77%
e
1.78%
Net investment (loss) ................ (0.43)% (0.37)% (0.31)% (0.25)% (0.42)% (0.46)%
Supplemental data
Net assets, end of period (000’s) ........ $8,877 $9,289 $11,297 $10,630 $11,460 $13,750
Portfolio turnover rate ................ 20% 65% 35% 35% 46% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $55.58 $52.09 $41.52 $39.77 $46.07 $34.81
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.07 0.08 0.09 0.04 0.02
Net realized and unrealized gains (losses) 6.13 7.29 10.50 4.87 (2.80) 11.96
Total from investment operations ........ 6.14 7.36 10.58 4.96 (2.76) 11.98
Less distributions from:
Net investment income .............. (0.27) (0.13) (0.01) (0.32) — (0.16)
Net realized gains ................. (6.14) (3.74) — (2.89) (3.54) (0.56)
Total distributions ................... (6.41) (3.87) (0.01) (3.21) (3.54) (0.72)
Net asset value, end of period .......... $55.31 $55.58 $52.09 $41.52 $39.77 $46.07
Total return
c
....................... 11.16% 14.42% 25.49% 13.94% (6.76)% 34.80%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.23% 1.26% 1.29% 1.27%
e
1.28%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.11% 1.21% 1.26% 1.29% 1.27%
e
1.28%
Net investment income ............... 0.03% 0.13% 0.18% 0.23% 0.09% 0.05%
Supplemental data
Net assets, end of period (000’s) ........ $3,406 $1,952 $1,634 $1,111 $1,122 $906
Portfolio turnover rate ................ 20% 65% 35% 35% 46% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $58.15 $54.29 $43.27 $41.32 $47.63 $35.94
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.39 0.37 0.33 0.31 0.27
Net realized and unrealized gains (losses) 6.42 7.64 10.92 5.08 (2.91) 12.36
Total from investment operations ........ 6.62 8.03 11.29 5.41 (2.60) 12.63
Less distributions from:
Net investment income .............. (0.49) (0.43) (0.27) (0.57) (0.17) (0.38)
Net realized gains ................. (6.14) (3.74) — (2.89) (3.54) (0.56)
Total distributions ................... (6.63) (4.17) (0.27) (3.46) (3.71) (0.94)
Net asset value, end of period .......... $58.14 $58.15 $54.29 $43.27 $41.32 $47.63
Total return
c
....................... 11.52% 15.12% 26.23% 14.65% (6.22)% 35.65%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.64% 0.66% 0.68% 0.67%
e
0.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.61% 0.66% 0.68% 0.67%
e
0.66%
Net investment income ............... 0.66% 0.73% 0.80% 0.85% 0.69% 0.65%
Supplemental data
Net assets, end of period (000’s) ........ $38,762 $27,693 $23,253 $25,843 $22,074 $24,078
Portfolio turnover rate ................ 20% 65% 35% 35% 46% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $57.74 $53.94 $43.00 $41.07 $47.37 $35.74
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.34 0.33 0.29 0.26 0.23
Net realized and unrealized gains (losses) 6.36 7.59 10.84 5.05 (2.90) 12.28
Total from investment operations ........ 6.57 7.93 11.17 5.34 (2.64) 12.51
Less distributions from:
Net investment income .............. (0.47) (0.39) (0.23) (0.52) (0.12) (0.32)
Net realized gains ................. (6.14) (3.74) — (2.89) (3.54) (0.56)
Total distributions ................... (6.61) (4.13) (0.23) (3.41) (3.66) (0.88)
Net asset value, end of period .......... $57.70 $57.74 $53.94 $43.00 $41.07 $47.37
Total return
c
....................... 11.51% 15.03% 26.10% 14.54% (6.32)% 35.49%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.73% 0.76% 0.79% 0.77%
e
0.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48% 0.71% 0.76% 0.79% 0.77%
e
0.78%
Net investment income ............... 0.68% 0.63% 0.71% 0.75% 0.60% 0.54%
Supplemental data
Net assets, end of period (000’s) ........ $112,761 $88,805 $68,383 $60,771 $63,244 $58,216
Portfolio turnover rate ................ 20% 65% 35% 35% 46% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes one-time proxy cost of 0.01%
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam U.S. Research Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 1.7%
Airbus SE ......................................... France 13,032 $ 2,983,677
Northrop Grumman Corp. ............................. United States 5,423 3,754,126
RTX Corp. ........................................ United States 23,422 4,706,182
11,443,985
Air Freight & Logistics 0.9%
FedEx Corp. ....................................... United States 19,669 6,338,335
Automobiles 2.0%
General Motors Co. .................................. United States 24,053 2,020,452
a
Tesla, Inc. ......................................... United States 27,205 11,709,304
13,729,756
Banks 2.4%
Bank of America Corp. ............................... United States 50,017 2,660,904
Citigroup, Inc. ...................................... United States 67,692 7,832,641
JPMorgan Chase & Co. ............................... United States 13,640 4,172,340
PNC Financial Services Group, Inc. (The) ................. United States 5,899 1,317,247
15,983,132
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 93,257 6,976,556
Keurig Dr. Pepper, Inc. ............................... United States 44,185 1,212,436
PepsiCo, Inc. ...................................... United States 8,511 1,307,545
9,496,537
Biotechnology 1.9%
AbbVie, Inc. ....................................... United States 23,476 5,235,383
Amgen, Inc. ....................................... United States 388 132,649
Gilead Sciences, Inc. ................................ United States 17,143 2,433,449
Regeneron Pharmaceuticals, Inc. ....................... United States 4,685 3,473,693
a
Vertex Pharmaceuticals, Inc. ........................... United States 3,943 1,852,816
13,127,990
Broadline Retail 4.5%
a
Amazon.com, Inc. ................................... United States 128,403 30,726,838
Building Products 0.4%
Trane Technologies plc ............................... United States 6,363 2,676,151
Capital Markets 2.3%
BlackRock, Inc. ..................................... United States 3,232 3,616,414
Charles Schwab Corp. (The) ........................... United States 43,035 4,472,197
CME Group, Inc. .................................... United States 7,007 2,025,444
Nasdaq, Inc. ....................................... United States 24,688 2,392,020
TPG, Inc., A ....................................... United States 54,927 3,235,750
15,741,825
Chemicals 1.1%
Corteva, Inc. ....................................... United States 32,321 2,352,969
Linde plc .......................................... United States 2,601 1,188,579
PPG Industries, Inc. ................................. United States 16,671 1,927,668
a
Solstice Advanced Materials, Inc. ....................... United States 28,937 1,787,438
7,256,654
Commercial Services & Supplies 0.5%
Cintas Corp. ....................................... United States 5,636 1,078,674
a
Copart, Inc. ........................................ United States 27,374 1,110,837

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 8,689 $ 1,456,276
3,645,787
Communications Equipment 2.1%
Cisco Systems, Inc. ................................. United States 182,793 14,316,348
Construction Materials 0.7%
CRH plc .......................................... United States 36,729 4,495,997
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 31,114 6,811,788
Consumer Staples Distribution & Retail 2.1%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 12,340 1,140,710
Costco Wholesale Corp. .............................. United States 3,070 2,886,568
Target Corp. ....................................... United States 9,343 985,406
a
US Foods Holding Corp. .............................. United States 6,919 578,567
Walmart, Inc. ...................................... United States 75,003 8,935,857
14,527,108
Electric Utilities 1.7%
Constellation Energy Corp. ............................ United States 3,589 1,007,360
NextEra Energy, Inc. ................................. United States 41,762 3,670,880
NRG Energy, Inc. ................................... United States 20,793 3,173,636
PPL Corp. ......................................... United States 48,861 1,771,211
Xcel Energy, Inc. .................................... United States 21,699 1,650,426
11,273,513
Electrical Equipment 0.6%
GE Vernova, Inc. .................................... United States 5,403 3,924,577
Energy Equipment & Services 0.1%
SLB Ltd. .......................................... United States 9,093 439,919
Entertainment 3.2%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 23,230 2,021,475
a
Live Nation Entertainment, Inc. ......................... United States 24,663 3,587,233
a
Netflix, Inc. ........................................ United States 50,231 4,193,786
a
ROBLOX Corp., A ................................... United States 36,029 2,369,267
a
Spotify Technology SA ................................ United States 5,638 2,820,973
Walt Disney Co. (The) ................................ United States 60,933 6,873,243
21,865,977
Financial Services 3.9%
Apollo Global Management, Inc. ........................ United States 23,260 3,129,401
a
Berkshire Hathaway, Inc., B ............................ United States 14,993 7,204,586
Corebridge Financial, Inc. ............................. United States 28,664 883,711
Mastercard, Inc., A .................................. United States 18,196 9,803,823
Visa, Inc., A ........................................ United States 17,305 5,569,268
26,590,789
Food Products 0.2%
Mondelez International, Inc., A .......................... United States 20,862 1,219,801
Ground Transportation 0.5%
Union Pacific Corp. .................................. United States 13,800 3,244,380
Health Care Equipment & Supplies 1.9%
Abbott Laboratories .................................. United States 8,751 956,484
Becton Dickinson & Co. ............................... United States 15,223 3,097,576

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Boston Scientific Corp. ............................... United States 30,643 $ 2,866,040
a
Dexcom, Inc. ....................................... United States 15,975 1,166,814
a
Edwards Lifesciences Corp. ........................... United States 12,830 1,043,849
a
Intuitive Surgical, Inc. ................................ United States 4,348 2,192,348
Medtronic plc ...................................... United States 10,332 1,063,783
Stryker Corp. ...................................... United States 1,134 419,081
12,805,975
Health Care Providers & Services 1.8%
Cardinal Health, Inc. ................................. United States 4,682 1,006,068
Cencora, Inc. ...................................... United States 952 341,977
CVS Health Corp. ................................... United States 17,553 1,308,050
HCA Healthcare, Inc. ................................. United States 2,467 1,204,562
McKesson Corp. .................................... United States 4,970 4,131,114
UnitedHealth Group, Inc. .............................. United States 13,496 3,872,407
11,864,178
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 17,342 3,266,539
Hotels, Restaurants & Leisure 0.7%
a
Chipotle Mexican Grill, Inc., A .......................... United States 28,816 1,120,078
McDonald's Corp. ................................... United States 7,384 2,325,960
Starbucks Corp. .................................... United States 11,404 1,048,598
4,494,636
Household Products 0.7%
Procter & Gamble Co. (The) ........................... United States 29,227 4,435,782
Industrial Conglomerates 0.8%
Honeywell International, Inc. ........................... United States 23,961 5,451,607
Industrial REITs 0.5%
Prologis, Inc. ....................................... United States 26,423 3,449,787
Insurance 2.6%
Allstate Corp. (The) .................................. United States 25,749 5,123,793
American International Group, Inc. ...................... United States 39,537 2,960,531
Aon plc, A ......................................... United States 6,282 2,196,438
a
Arch Capital Group Ltd. ............................... United States 22,364 2,147,839
Assured Guaranty Ltd. ............................... United States 6,751 572,822
AXA SA ........................................... France 13,042 594,704
Prudential plc ...................................... Hong Kong 155,597 2,555,719
Unum Group ....................................... United States 18,845 1,431,655
17,583,501
Interactive Media & Services 8.6%
Alphabet, Inc., A .................................... United States 114,000 38,532,000
Meta Platforms, Inc., A ............................... United States 27,064 19,391,356
57,923,356
Life Sciences Tools & Services 1.6%
a
Bio-Rad Laboratories, Inc., A ........................... United States 8,516 2,501,149
Danaher Corp. ..................................... United States 5,129 1,122,687
Thermo Fisher Scientific, Inc. .......................... United States 11,948 6,913,232
10,537,068
Machinery 1.3%
Fortive Corp. ....................................... United States 55,218 2,916,063

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Ingersoll Rand, Inc. .................................. United States 26,572 $ 2,287,583
Otis Worldwide Corp. ................................ United States 46,224 3,948,454
9,152,100
Metals & Mining 0.7%
Barrick Mining Corp. ................................. Canada 35,587 1,629,529
Glencore plc ....................................... Australia 487,577 3,323,986
4,953,515
Multi-Utilities 0.7%
Ameren Corp. ...................................... United States 29,095 3,004,931
CenterPoint Energy, Inc. .............................. United States 37,033 1,469,840
4,474,771
Oil, Gas & Consumable Fuels 3.7%
a
Antero Resources Corp. .............................. United States 28,909 1,051,420
BP plc ............................................ United States 206,351 1,308,381
Cenovus Energy, Inc. ................................ Canada 169,106 3,337,038
ConocoPhillips ..................................... United States 45,969 4,791,349
Exxon Mobil Corp. ................................... United States 83,963 11,872,368
Shell plc .......................................... United States 77,815 2,991,171
25,351,727
Passenger Airlines 0.3%
Southwest Airlines Co. ............................... United States 45,133 2,144,720
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co. .............................. United States 28,579 1,573,274
Eli Lilly & Co. ...................................... United States 11,088 11,499,919
Johnson & Johnson ................................. United States 27,009 6,137,795
Merck & Co., Inc. ................................... United States 31,251 3,446,048
22,657,036
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 7,073 1,204,744
Semiconductors & Semiconductor Equipment 16.3%
a
Advanced Micro Devices, Inc. .......................... United States 38,185 9,039,535
Analog Devices, Inc. ................................. United States 40,226 12,505,459
Broadcom, Inc. ..................................... United States 63,487 21,033,243
Lam Research Corp. ................................. United States 62,423 14,573,274
Marvell Technology, Inc. .............................. United States 98,389 7,764,860
NVIDIA Corp. ...................................... United States 224,619 42,931,429
Qnity Electronics, Inc. ................................ United States 18,626 1,791,449
QUALCOMM, Inc. ................................... United States 3,182 482,359
110,121,608
Software 7.6%
Microsoft Corp. ..................................... United States 92,855 39,954,578
Oracle Corp. ....................................... United States 36,002 5,925,209
a
Palantir Technologies, Inc., A ........................... United States 37,812 5,542,861
51,422,648
Specialized REITs 1.0%
American Tower Corp. ................................ United States 37,284 6,684,276
Specialty Retail 1.2%
Home Depot, Inc. (The) ............................... United States 12,428 4,655,405

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
TJX Cos., Inc. (The) ................................. United States 20,871 $ 3,126,684
a
Ulta Beauty, Inc. .................................... United States 738 477,752
8,259,841
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. ........................................ United States 122,513 31,789,673
a
Pure Storage, Inc., A ................................. United States 80,717 5,613,060
37,402,733
Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., A ................................ United States 37,917 753,790
NIKE, Inc., B ....................................... United States 3,321 205,271
a
On Holding AG, A ................................... Switzerland 18,499 837,080
1,796,141
Tobacco 0.7%
Philip Morris International, Inc. ......................... United States 25,323 4,543,959
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 3,096 2,421,258
Total Common Stocks (Cost $358,937,382) ...................................
663,280,693
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
b,c
U.S. Treasury Bills ,
3.51%, 4/23/26 ................................... United States 100,000 99,207
3.54%, 7/16/26 ................................... United States 300,000 295,183
394,390
Total U.S. Government and Agency Securities (Cost $394,315) ..................
394,390
Shares
Management Investment Companies 1.7%
d,e
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 11,667,478 11,667,478
Total Management Investment Companies (Cost $11,667,478) ..................
11,667,478
Total Short Term Investments (Cost $12,061,793 ) ..............................
12,061,868
a
Total Investments (Cost $370,999,175) 99.9% .................................
$675,342,561
Other Assets, less Liabilities 0.1% ...........................................
590,917
Net Assets 100.0% .........................................................
$675,933,478
a a a

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At January 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
At January 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the aggregate value of these securities pledged amounted to $311,056, representing less than 0.1% of net assets.
d
See Note 3 ( g ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 10 $ 3,482,875 3/20/26 $ (5,692)
Total Futures Contracts ...................................................................... $(5,692)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 8,736,200 1,125,862 2/11/26 $ — $ (7,159)
Hong Kong Dollar ... GSCO Sell 978,400 126,085 2/11/26 797 —
Hong Kong Dollar ... HSBK Sell 7,064,000 910,266 2/11/26 5,695 —
British Pound ...... BOFA Sell 2,167,900 2,911,863 3/17/26 — (54,427)
British Pound ...... BZWS Sell 105,700 141,971 3/17/26 — (2,656)
British Pound ...... GSCO Sell 1,315,600 1,774,887 3/17/26 — (25,219)
British Pound ...... MSCO Sell 910,300 1,216,168 3/17/26 — (29,375)
British Pound ...... UBSW Sell 1,177,100 1,571,523 3/17/26 — (39,077)
British Pound ...... WPAC Sell 1,002,600 1,338,583 3/17/26 — (33,252)
Danish Krone ...... BOFA Sell 8,019,300 1,269,209 3/17/26 — (6,716)
Danish Krone ...... CITI Sell 6,365,700 1,007,642 3/17/26 — (5,184)
Danish Krone ...... JPHQ Buy 14,476,000 2,291,339 3/17/26 11,892 —
Euro ............. BZWS Buy 72,800 85,979 3/17/26 485 —
Euro ............. GSCO Sell 524,900 619,957 3/17/26 — (3,466)
Euro ............. MSCO Sell 474,900 559,956 3/17/26 — (4,081)
Euro ............. UBSW Sell 873,100 1,029,455 3/17/26 — (7,525)
Swedish Krona ..... MSCO Sell 21,496,500 2,326,339 3/17/26 — (92,093)
Canadian Dollar .... BOFA Sell 850,700 614,907 4/15/26 — (11,718)
Canadian Dollar .... BZWS Sell 2,252,800 1,628,404 4/15/26 — (31,009)
Canadian Dollar .... CITI Sell 1,801,600 1,302,222 4/15/26 — (24,837)
Canadian Dollar .... GSCO Buy 431,400 311,821 4/15/26 5,948 —
Canadian Dollar .... HSBK Buy 655,800 474,552 4/15/26 8,510 —
Canadian Dollar .... JPHQ Sell 1,856,400 1,341,817 4/15/26 — (25,608)
Canadian Dollar .... MSCO Buy 1,720,900 1,245,270 4/15/26 22,345 —
Canadian Dollar .... SSBT Buy 622,900 450,729 4/15/26 8,099 —
Canadian Dollar .... TDOM Sell 532,700 385,445 4/15/26 — (6,942)

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... UBSW Sell 1,942,500 1,405,576 4/15/26 $ — $ (25,270)
Total Forward Exchange Contracts ................................................... $63,771 $(435,614)
Net unrealized appreciation (depreciation) ............................................ $(371,843)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  7  regarding other derivative information.
See A bbreviations on page 30 .

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam U.S.
Research Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $359,331,697
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 11,667,478
Value - Unaffiliated issuers .................................................................. $663,675,083
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 11,667,478
Cash .................................................................................... 28,780
Receivables:
Investment securities sold ................................................................... 2,047,260
Capital shares sold ........................................................................ 541,546
Dividends ............................................................................... 224,867
Unrealized appreciation on OTC forward exchange contracts .......................................... 63,771
Prepaid expenses .......................................................................... 108,233
Total assets .......................................................................... 678,357,018
Liabilities:
Payables:
Investment securities purchased .............................................................. 938,632
Capital shares redeemed ................................................................... 403,472
Management fees ......................................................................... 182,893
Administrative fees ........................................................................ 1,700
Distribution fees .......................................................................... 117,526
Transfer agent fees ........................................................................ 145,376
Trustees' fees and expenses ................................................................. 87,904
Variation margin on futures contracts ........................................................... 5,275
Unrealized depreciation on OTC forward exchange contracts .......................................... 435,614
Accrued expenses and other liabilities ........................................................... 105,148
Total liabilities ......................................................................... 2,423,540
Net assets, at value ................................................................. $675,933,478
Net assets consist of:
Paid-in capital ............................................................................. $356,795,792
Total distributable earnings (losses) ............................................................. 319,137,686
Net assets, at value ................................................................. $675,933,478

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam U.S.
Research Fund
Class A:
Net assets, at value ....................................................................... $512,126,995
Shares outstanding ........................................................................ 9,017,180
Net asset value per share
a ,b
.................................................................. $56.79
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $60.25
Class C:
Net assets, at value ....................................................................... $8,877,339
Shares outstanding ........................................................................ 183,641
Net asset value and maximum offering price per share
a ,b
............................................ $48.34
Class R:
Net assets, at value ....................................................................... $3,406,057
Shares outstanding ........................................................................ 61,578
Net asset value and maximum offering price per share
b
............................................. $55.31
Class R6:
Net assets, at value ....................................................................... $38,762,140
Shares outstanding ........................................................................ 666,711
Net asset value and maximum offering price per share
b
............................................. $58.14
Class Y:
Net assets, at value ....................................................................... $112,760,947
Shares outstanding ........................................................................ 1,954,112
Net asset value and maximum offering price per share
b
............................................. $57.70
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam U.S.
Research Fund
Investment income:
Dividends: (net of foreign taxes of $11,211)
Unaffiliated issuers ........................................................................ $3,562,122
Non-controlled affiliates (Note 3 g ) ............................................................. 252,271
Interest:
Unaffiliated issuers ........................................................................ 14,738
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (384)
Non-controlled affiliates (Note 3 g ) ............................................................. 416
Total investment income ................................................................... 3,829,163
Expenses:
Management fees (Note 3 a ) ................................................................... 1,670,229
Administrative fees (Note 3 b ) .................................................................. 7,881
Distribution fees: (Note 3c )
    Class A ................................................................................ 629,584
    Class C ................................................................................ 43,722
    Class R ................................................................................ 6,535
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 311,389
    Class C ................................................................................ 5,419
    Class R ................................................................................ 1,593
    Class R6 ............................................................................... 7,707
    Class Y ................................................................................ 68,086
Custodian fee s ............................................................................. 3,439
Reports to shareholders fees .................................................................. 25,578
Registration and filing fees .................................................................... 44,357
Professional fees ........................................................................... 47,100
Trustees' fees and expenses (Note 3 f ) ........................................................... 14,850
Other .................................................................................... 8,319
Total expenses ......................................................................... 2,895,788
Expense reductions (Note 4 ) ............................................................... (16,647)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (288,086)
Net expenses ......................................................................... 2,591,055
Net investment income ................................................................ 1,238,108
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 29,186,864
Written options ........................................................................... (2,704,314)
Foreign currency transactions ................................................................ (144)
Forward exchange contracts ................................................................. 61,337
Futures contracts ......................................................................... 670,513
Net realized gain (loss) .................................................................. 27,214,256
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 38,624,232
Translation of other assets and liabilities denominated in foreign currencies .............................. 241
Written options ........................................................................... 3,024,121
Forward exchange contracts ................................................................. (618,500)
Futures contracts ......................................................................... (5,692)
Net change in unrealized appreciation (depreciation) ............................................ 41,024,402
Net realized and unrealized gain (loss) ............................................................ 68,238,658
Net increase (decrease) in net assets resulting from operations .......................................... $69,476,766

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam U.S. Research Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,238,108 $2,401,881
Net realized gain (loss) ................................................. 27,214,256 58,420,469
Net change in unrealized appreciation (depreciation) ........................... 41,024,402 18,571,057
Net increase (decrease) in net assets resulting from operations ................ 69,476,766 79,393,407
Distributions to shareholders:
Class A ............................................................. (52,290,694) (33,005,869)
Class C ............................................................. (1,011,034) (778,499)
Class R ............................................................. (325,273) (100,515)
Class R6 ............................................................ (3,309,412) (2,055,095)
Class Y ............................................................. (11,987,752) (6,121,164)
Total distributions to shareholders .......................................... (68,924,165) (42,061,142)
Capital share transactions: (Note 2 )
Class A ............................................................. 33,408,279 (640,909)
Class B ............................................................. — (442,995)
Class C ............................................................. (300,618) (2,461,568)
Class R ............................................................. 1,518,425 169,960
Class R6 ............................................................ 11,134,166 2,604,917
Class Y ............................................................. 24,084,034 15,446,249
Total capital share transactions ............................................ 69,844,286 14,675,654
Net increase (decrease) in net assets ................................... 70,396,887 52,007,919
Net assets:
Beginning of period ..................................................... 605,536,591 553,528,672
End of period .......................................................... $675,933,478 $605,536,591

Putnam Investment Funds
Notes to Financial Statements (unaudited)
Putnam U.S. Research Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds. The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam U.S.
Research Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
Effective September 30, 2025, Putnam Research Fund was
renamed Putnam U.S. Research Fund.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam U.S. Research Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At January 31, 2026, the Fund had OTC
derivatives in a net liability position of $394,147 and the
aggregate value of collateral pledged for such contracts was
$311,056.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
See Note 7  regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 386,992 $22,694,736 527,698 $28,306,597
Shares issued in reinvestment of distributions .......... 904,893 50,764,484 585,935 32,038,909
Shares redeemed ............................... (678,751) (40,050,941) (1,144,181) (60,986,415)
Net increase (decrease) .......................... 613,134 $33,408,279 (30,548) $(640,909)
Class B Shares:
*
Shares redeemed ............................... — $— (9,574) $(442,995)
Net increase (decrease) .......................... — $— (9,574) $(442,995)
Class C Shares:
Shares sold ................................... 13,541 $697,462 34,136 $1,594,299
Shares issued in reinvestment of distributions .......... 21,156 1,011,034 16,372 778,492
Shares redeemed
a
.............................. (39,905) (2,009,114) (104,065) (4,834,359)
Net increase (decrease) .......................... (5,208) $(300,618) (53,557) $(2,461,568)
Class R Shares:
Shares sold ................................... 25,369 $1,476,644 14,933 $764,697
Shares issued in reinvestment of distributions .......... 5,952 325,273 1,877 100,515
Shares redeemed ............................... (4,860) (283,492) (13,074) (695,252)
Net increase (decrease) .......................... 26,461 $1,518,425 3,736 $169,960
Class R6 Shares:
Shares sold ................................... 209,087 $12,418,926 276,849 $15,091,343
Shares issued in reinvestment of distributions .......... 54,639 3,136,792 36,818 2,054,838
Shares redeemed ............................... (73,276) (4,421,552) (265,689) (14,541,264)
Net increase (decrease) .......................... 190,450 $11,134,166 47,978 $2,604,917
Class Y Shares:
Shares sold ................................... 559,223 $32,869,332 855,172 $46,289,755
Shares issued in reinvestment of distributions .......... 203,457 11,592,956 106,548 5,907,042
Shares redeemed ............................... (346,636) (20,378,254) (691,392) (36,750,548)
Net increase (decrease) .......................... 416,044 $24,084,034 270,328 $15,446,249
1. Organization and Significant Accounting Policies
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended January 31, 2026, the annualized gross effective investment management fee rate was 0.509% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
*Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $18,867
CDSC retained .............................................................................. $2,009
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through November 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam U.S. Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $3,212,791 $91,593,466 $(83,138,779) $— $— $11,667,478 11,667,478 $252,271
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.878% ............. $— $1,805,400 $(1,805,400) $— $— $— — $416
Total Affiliated Securities ... $3,212,791 $93,398,866 $(84,944,179) $— $— $11,667,478 $252,687
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through November 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.49% of the Fund’s average net assets.
PSERV has agreed to waive all investor servicing fees with respect to Class R6 and Class Y shares through November 30,
2026.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended January 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$128,912,783 and $134,117,124, respectively.
7. Other Derivative Information
At January 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $378,624,784
Unrealized appreciation ........................................................................ $310,414,291
Unrealized depreciation ........................................................................ (14,074,049)
Net unrealized appreciation (depreciation) .......................................................... $296,340,242
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam U.S. Research Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 63,771 Unrealized depreciation on OTC
forward exchange contracts
$ 435,614
3. Transactions with Affiliates
(continued)
h. Waiver and Expense Reimbursements
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam U.S. Research Fund
(continued)
For the period ended January 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended January 31, 2026 , the average month end notional amount of futures contracts and options represented
$4,453,293 and $4,546,463 , respectively.  The average month end contract value of forward exchange contracts was
$27,775,085.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam U.S. Research Fund (continued)
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 5,692
a
Total .................... $63,771 $441,306
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam U.S. Research Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $61,337 Forward exchange contracts $(618,500)
Equity contracts ..............
Investments 3,316,738
a
Investments (3,687,734)
a
Written options (2,704,314) Written options 3,024,121
Futures contracts 670,513 Futures contracts (5,692)
Total ....................... $1,344,274 $(1,287,805)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
7. Other Derivative Information
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam U.S. Research Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam U.S. Research Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 8,460,308 $ 2,983,677 $ — $ 11,443,985
Air Freight & Logistics ................... 6,338,335 — — 6,338,335
Automobiles .......................... 13,729,756 — — 13,729,756
Banks ............................... 15,983,132 — — 15,983,132
Beverages ........................... 9,496,537 — — 9,496,537
Biotechnology ......................... 13,127,990 — — 13,127,990
Broadline Retail ....................... 30,726,838 — — 30,726,838
Building Products ...................... 2,676,151 — — 2,676,151
Capital Markets ........................ 15,741,825 — — 15,741,825
Chemicals ........................... 7,256,654 — — 7,256,654
Commercial Services & Supplies ........... 3,645,787 — — 3,645,787
Communications Equipment .............. 14,316,348 — — 14,316,348
Construction Materials .................. 4,495,997 — — 4,495,997
Consumer Finance ..................... 6,811,788 — — 6,811,788
Consumer Staples Distribution & Retail ...... 14,527,108 — — 14,527,108
Electric Utilities ........................ 11,273,513 — — 11,273,513
Electrical Equipment .................... 3,924,577 — — 3,924,577
Energy Equipment & Services ............. 439,919 — — 439,919
Entertainment ......................... 21,865,977 — — 21,865,977
Financial Services ...................... 26,590,789 — — 26,590,789
Food Products ........................ 1,219,801 — — 1,219,801
Ground Transportation .................. 3,244,380 — — 3,244,380
Health Care Equipment & Supplies ......... 12,805,975 — — 12,805,975
Health Care Providers & Services .......... 11,864,178 — — 11,864,178
8. Credit Facility
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam U.S. Research Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam U.S. Research Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care REITs ..................... $ 3,266,539 $ — $ — $ 3,266,539
Hotels, Restaurants & Leisure ............. 4,494,636 — — 4,494,636
Household Products .................... 4,435,782 — — 4,435,782
Industrial Conglomerates ................ 5,451,607 — — 5,451,607
Industrial REITs ....................... 3,449,787 — — 3,449,787
Insurance ............................ 14,433,078 3,150,423 — 17,583,501
Interactive Media & Services .............. 57,923,356 — — 57,923,356
Life Sciences Tools & Services ............ 10,537,068 — — 10,537,068
Machinery ............................ 9,152,100 — — 9,152,100
Metals & Mining ....................... 1,629,529 3,323,986 — 4,953,515
Multi-Utilities .......................... 4,474,771 — — 4,474,771
Oil, Gas & Consumable Fuels ............. 21,052,175 4,299,552 — 25,351,727
Passenger Airlines ..................... 2,144,720 — — 2,144,720
Pharmaceuticals ....................... 22,657,036 — — 22,657,036
Real Estate Management & Development .... 1,204,744 — — 1,204,744
Semiconductors & Semiconductor Equipment . 110,121,608 — — 110,121,608
Software ............................. 51,422,648 — — 51,422,648
Specialized REITs ...................... 6,684,276 — — 6,684,276
Specialty Retail ........................ 8,259,841 — — 8,259,841
Technology Hardware, Storage & Peripherals . 37,402,733 — — 37,402,733
Textiles, Apparel & Luxury Goods .......... 1,796,141 — — 1,796,141
Tobacco ............................. 4,543,959 — — 4,543,959
Trading Companies & Distributors .......... 2,421,258 — — 2,421,258
Short Term Investments ................... 11,667,478 394,390 — 12,061,868
Total Investments in Securities ........... $661,190,533 $14,152,028
b
$— $675,342,561
Other Financial Instruments:
Forward Exchange Contracts ............... $— $63,771 $— $63,771
Total Other Financial Instruments ......... $— $63,771 $— $63,771
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $435,614 $— $435,614
Futures Contracts ........................ 5,692 — — 5,692
Total Other Financial Instruments ......... $5,692 $435,614 $— $441,306
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $13,757,638, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam U.S. Research Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
REIT
Real Estate Investment Trust

Putnam Investment Funds

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38965-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026